Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other payables [abstract]
Trade And Other Payables
Trade and other payables consist of the following:

	As of March 31,
	2024		2023
Trade payables	Rs.	21,547	Rs.	17,857
Due to creditors for expenses		4,598		4,827
Due to capital creditors		4,774		3,760
	Rs.	30,919	Rs.	26,444